SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA ∙ ASIA PACIFIC ∙ EUROPE

June 12, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart
Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock
LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund,
BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta
2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath®
Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund, each a series of BlackRock Funds II
(Securities Act File No. 333-142592, Investment Company Act File No. 811-
22061)

Ladies and Gentlemen:

On behalf of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (the "Funds"), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Prospectuses and Statement of Additional Information of the Funds, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on June 2, 2020 (the "497 Filing"). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:  Janey Ahn

      John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.